Prepaid expenses and other current assets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Prepaid expenses and other current assets
Advances to suppliers		$ 273,251	$ 346,263	$ 705,105
Prepaid aircraft rent		274,254	215,784	668,306
Prepaid insurance		76,896	68,712	47,663
Other prepaid expenses		22,682	65,642	33,555
Sales commission to travel agencies		59,620	54,501	73,413
Advances for constructions of aircraft and engines			13,764	31,437
Loss on sale and leaseback transactions to be amortized		3,047	3,047	3,047
Total	$ 36,059	$ 709,750	$ 767,713	$ 1,562,526